Taxation (Tables)	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of loss before income tax expense

Loss before income tax expense is attributable to the following geographic locations:

	For the years ended September 30,
	2023	2024	2025

PRC	$(10,549)	$(10,933)	$(2,213)
Non-PRC	-	(173)	(14,341)
Total	$(10,549)	$(11,106)	$(16,554)

Schedule of income tax provision

The income tax provision consisted of the following components:

	For the years ended September 30,
	2023	2024	2025

Current income tax expense	$-	$-	$19
Deferred income tax expense	-	-	-
Total income tax expense	$-	$-	$19

Schedule of reconciliation PRC statutory effective income tax rate

A reconciliation of the Group’s PRC statutory tax rate to the effective income tax rate during the periods was as follows:

	For the years ended September 30,
	2023	2024	2025

Computed income tax benefit with PRC statutory income tax rate	25%	25%	25%
Effect of preferential tax rate	(8)%	(8)%	(22)%
Additional deduction of qualified R&D expenditures	3%	1%	-
Effect of non-deductible share-based compensation	-	-	(4)%
Effect of disposal of subsidiaries	-	-	(1)%
Effect of expiration of NOL	-	(11)%	(6)%
Effect of true-up on NOL	-	(5)%	2%
Change in valuation allowance	(20)%	(2)%	6%
Income tax expenses	-	-	-

Schedule of components of deferred tax assets

The significant components of deferred tax assets were as follows:

	As of September 30,
	2024	2025

Deferred tax assets:
Net operating loss carryforward	$11,408	$11,215
Allowance of doubtful accounts	1,141	1,227
Less: Valuation allowance	(12,549)	(12,442)
Total deferred tax assets, net	$-	$-

Schedule of valuation allowance

Changes in valuation allowance were as follows:

	As of September 30,
	2023	2024	2025

Balance at beginning of the period	$18,386	$12,611	$12,549
Additions	2,047	1,481	679
Decreases	(7,481)	(1,258)	(1,236)
Decrease in disposal of a subsidiary	(64)	(1)	(192)
Foreign exchange impact	(277)	(284)	642
Balance at end of the period	$12,611	$12,549	$12,442